Equity (Details)							1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 30, 2015 USD ($)	Nov. 02, 2015 USD ($)	May 07, 2015 USD ($)	May 07, 2015 USD ($)	Apr. 23, 2015 USD ($)	Dec. 01, 2014 USD ($)	Mar. 31, 2016 USD ($)	Feb. 02, 2016 USD ($)	May 31, 2015 USD ($) Investors $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Investors $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 03, 2015 shares	Jul. 15, 2015 shares
Equity (Textual)
Number of warrants issued for common stock										219,785
Weighted average exercise price of common stock | $ / shares										$ 13.70	$ 13.61	$ 15.00
Value of common stock issued | $											$ 1,984,000	$ 3,844,000
Warrants exercise price | $ / shares										6.50	$ 17.81
Common stock, par value | $ / shares										0.0001	0.0001	$ 0.0001
Preferred stock, par value | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split										1-for-50	1-for-50
Authorized preferred stock decreased											1,000,000
Authorized common stock decreased											4,000,000
Weighted average exercise price of the outstanding options increased | $ / shares											$ 0.27
weighted average exercise price warrants outstanding increased | $ / shares											$ 0.36
Preferred stock, shares authorized										50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares authorized										200,000,000	200,000,000	200,000,000	200,000,000
Common stock, Shares outstanding										3,785,216	3,089,160	2,282,120	2,463,919
Common shares issued additional														241
Warrant to purchase of common stock exercise price discription								The Company issued 50,000 Additional Warrants to the existing senior noteholders under the terms of the December 2015 amendments to the 2015 Notes.
Warrants valued using the Black-Scholes option pricing model | $						$ 246,000				$ 271,000
Stock Option [Member]
Equity (Textual)
Common stock outstanding before Reverse Stock Split											339,043
Common stock outstanding after Reverse Stock Split											308,464
Common stock [Member]
Equity (Textual)
Number of warrants issued for common stock									5,514
Issuance of common shares									108,000		733,000	533,340
Value of common stock issued | $									$ 810,000
Number of accredited investors | Investors									30
Placement fees and legal costs | $									$ 70,000
Warrants exercise price | $ / shares									$ 12.50
Warrants expiration date									May 31, 2020
Common stock, Shares outstanding											123,193,755
Warrants [Member]
Equity (Textual)
Exchange of warrants for common stock | $											$ 885,000
Number of warrants issued for common stock											81,942
Common stock issued for exchange agreement											73,747
Weighted average exercise price of common stock | $ / shares											$ 0.30
Consecutive trading days											10 days
Issuance of common shares											(81,942)
Value of common stock issued | $											$ 279,000
Warrants exercise price | $ / shares											$ 12.04	$ 26.94
Common stock outstanding before Reverse Stock Split											16,951,674
Common stock outstanding after Reverse Stock Split											15,423,051
Warrants valued using the Black-Scholes option pricing model | $	$ 182,000	$ 246,000	$ 56,000	$ 2,139,000	$ 2,139,000		$ 1,497,000	$ 148,000			$ 1,115,000
Accredited Investors [Member]
Equity (Textual)
Issuance of common shares											312,500
Number of accredited investors | Investors											0
Gross proceeds | $											$ 2,500,000
Placement fees and legal costs | $											$ 115,000
Warrants exercise price | $ / shares											$ 5.00
Additional common stock price per share | $ / shares											$ 4.00
Warrant to purchase of common stock exercise price discription											Each unit consisted of two shares of common stock and one five year warrant to purchase one share of common stock at an exercise price of $5.00 per share.